Accounts receivable, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts receivable
Accounts receivable					¥ 11,288,381,000	¥ 16,413,128,000
Allowance for doubtful accounts	¥ (53,981,000)	¥ (36,993,000)	¥ (38,633,000)		(178,393,000)	(53,981,000)
Accounts receivable, net				$ 1,615,881	11,109,988,000	16,359,147,000
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(53,981,000)	(36,993,000)	(38,633,000)
Additions	(124,412,000)	(16,988,000)
Reverse			1,640,000
Balance at end of the year	(178,393,000)	(53,981,000)	(36,993,000)
Online direct sales and online marketplace receivables
Accounts receivable
Accounts receivable					7,756,808,000	14,819,862,000
Advertising receivables
Accounts receivable
Accounts receivable					534,410,000	572,495,000
Logistics services
Accounts receivable
Accounts receivable					¥ 2,997,163,000	¥ 1,020,771,000
Consumer financing receivables
Movements in the allowance for doubtful accounts
Additions	¥ 0	¥ 0	¥ 0